Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Contingency [Line Items]
Decrease for positions taken in prior periods			$ 0	$ 16,441
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority				9,800
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Payments for Other Taxes	$ 1,100	$ 8,500
Decrease for positions taken in prior periods				$ 16,400